Stock Plans and Stock-Based Compensation - Summary of Stock Options Outstanding (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Outstanding Number of Shares	906,796	577,253
Weighted-Average Remaining Contractual Term (Years)	9 years 5 months 19 days	9 years 6 months 26 days
Options Exercisable Number of Shares	436,307	289,308
$4.77 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 4.77	$ 4.77
Option Outstanding Number of Shares	11,646	12,257
Weighted-Average Remaining Contractual Term (Years)	7 years 5 months 1 day	7 years 7 months 13 days
Options Exercisable Number of Shares	9,173	8,815
$5.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 5.00	$ 5.00
Option Outstanding Number of Shares	881,546	548,544
Weighted-Average Remaining Contractual Term (Years)	9 years 7 months 10 days	9 years 10 months 17 days
Options Exercisable Number of Shares	416,030	264,041
$7.99 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 7.99
Option Outstanding Number of Shares	2,500
Weighted-Average Remaining Contractual Term (Years)	9 years 11 months 16 days
$15.9 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 15.90	$ 15.90
Option Outstanding Number of Shares	839	839
Weighted-Average Remaining Contractual Term (Years)	11 days	3 months 7 days
Options Exercisable Number of Shares	839	839
$30.21 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 30.21	$ 30.21
Option Outstanding Number of Shares	3,290	8,638
Weighted-Average Remaining Contractual Term (Years)	9 months 7 days	4 months 28 days
Options Exercisable Number of Shares	3,290	8,638
$39.75 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 39.75	$ 39.75
Option Outstanding Number of Shares	3,520	3,520
Weighted-Average Remaining Contractual Term (Years)	11 days	3 months 7 days
Options Exercisable Number of Shares	3,520	3,520
$238.5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 238.50	$ 238.50
Option Outstanding Number of Shares	3,455	3,455
Weighted-Average Remaining Contractual Term (Years)	2 years 5 months 27 days	2 years 8 months 23 days
Options Exercisable Number of Shares	3,455	3,455